CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net income (loss)	$ (90,903,374)	$ 50,828,396	$ 22,778,199
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	56,117,280	31,266,181	20,508,383
Loss on disposal of property, plant and equipment	1,223,163	194,243	174,292
Loss (Gain) on change in fair value of derivatives	5,750,981	(1,656,928)	(9,870,333)
Investment loss (income)	41,163	2,853,403	(1,788,036)
Allowance for doubtful debts	23,156,857	3,046,100	18,076,416
Write-down of inventories	8,456,260	2,101,124	12,478,944
Provision for firm purchase commitments	10,610,410	1,562,002	13,822,818
Amortization of discount on debt	44,485	39,816	35,638
Share-based compensation	4,060,838	3,876,671	5,436,350
Changes in operating assets and liabilities:
Inventories	(28,798,943)	(103,637,355)	(83,970,843)
Accounts receivable	(103,748,565)	(5,704,039)	(116,463,362)
Amount due from related parties	(18,135,684)	(1,347,828)
Value added tax recoverable	28,508,062	(1,828,277)	(21,981,216)
Advances to suppliers	13,458,006	2,227,991	6,751,157
Other non-current assets	(9,257,048)	(5,826,029)
Accounts receivable, unbilled	(88,503,888)
Prepaid expenses and other current assets	(2,969,210)	(6,424,395)	(15,111,379)
Accounts payable	52,435,834	18,096,208	62,855,936
Short-term notes payable	118,154,508	(96,011,517)	104,588,587
Other payables	20,699,554	10,979,862	9,065,342
Advances from customers	56,706,824	5,120,313	65,703
Amounts due to related parties	484,649	2,163,515	166,900
Accrued warranty costs	15,737,987	14,259,880	6,051,483
Provision for firm purchase commitments	(27,862,017)
Loss contingency accruals	27,862,017
Other current liabilities	(744,073)	18,875,491	8,452,665
Prepaid land use right	229,241	(454,803)	258,520
Liability for uncertain tax positions	840,611	755,414	2,001,086
Deferred taxes	(4,632,976)	(5,179,877)	(10,834,919)
Settlement of foreign currency derivatives	(8,898,838)	1,337,319	17,367,159
Net cash provided by (used in) operating activities	60,124,114	(58,487,119)	50,915,490
Investing activities:
Decrease (increase) in restricted cash	23,614,897	(987,019)	(158,622,411)
Payment to acquire subsidiaries	(6,104,823)
Investment in affiliates	(5,667,627)	(1,503,531)	(4,100,084)
Proceeds from disposal of investment		2,524,541	148,898
Purchase of property, plant and equipment	(205,419,189)	(134,314,791)	(72,214,660)
Proceeds from disposal of property, plant and equipment		291,846	220,027
Net cash used in investing activities	(193,576,742)	(133,988,954)	(234,568,230)
Financing activities:
Proceeds from short-term borrowings	1,808,463,199	917,514,400	481,721,660
Repayment of short-term borrowings	(1,721,463,494)	(695,513,690)	(371,676,212)
Proceeds from long-term borrowings	89,023,852	89,659,607	14,633,000
Sales of subsidiary shares to non-controlling interest		145,128	9,173
Capital contribution from non-controlling interest	467,720
Proceeds from issuance of common shares			103,349,924
Issuance costs paid for common shares offering			(538,581)
Proceeds from exercise of stock options	1,256,948	823,560	674,424
Net cash provided by financing activities	177,748,225	312,629,005	228,173,388
Effect of exchange rate changes	11,047,381	8,387,882	(70,682)
Net increase in cash and cash equivalents	55,342,978	128,540,814	44,449,966
Cash and cash equivalents at the beginning of the year	288,651,701	160,110,887	115,660,921
Cash and cash equivalents at the end of the year	343,994,679	288,651,701	160,110,887
Supplemental disclosure of cash flow information:
Interest paid, net of amounts capitalized	46,345,299	21,211,228	10,729,375
Income taxes paid	30,929,617	13,635,216	4,367,772
Supplemental schedule of non-cash activities:
Amounts due from disposal of subsidiaries or affiliates included in prepaid expenses and other current assets	714,182		2,345,557
Property, plant and equipment cost included in other payables	$ 36,495,522	$ 22,199,024	$ 18,943,086